Derivatives and Hedging - Derivative Contracts Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Total cost of revenue | Maximum
Derivatives
Recognized gains/losses associated with derivative contracts not designated as hedging instruments		$ 0.1
Deemed embedded derivatives
Derivatives
Total gross notional amount	$ 81.0
Deemed embedded derivatives | Total cost of revenue
Derivatives
Recognized gains/losses associated with derivative contracts not designated as hedging instruments	1.1
Not designated as hedging instrument | Foreign currency contracts
Derivatives
Total gross notional amount	$ 106.0